Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts Receivable, Net
3.
ACCOUNTS RECEIVABLE, NET

The following is a summary of accounts receivable as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable, gross	—	36,433
Less: allowance for credit loss	—	(1,609)
Accounts receivable, net	—	34,824

The Group recorded a provision for current expected credit loss. The following table sets out movements of the expected credit loss provision for the years ended December 31, 2022:

As of December 31,
2022
RMB
Balance as of January 1, 2022	—
Addition	(1,609)
Balance as of December 31, 2022	(1,609)